RECEIVABLES AND ALLOWANCES FOR CREDIT LOSSES	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
RECEIVABLES AND ALLOWANCES FOR CREDIT LOSSES	RECEIVABLES AND ALLOWANCES FOR CREDIT LOSSES
Trade Receivables
Trade receivables as of December 31, 2021 and December 31, 2020 were $719.1 million and $361.7 million, net of allowances for credit losses of $22.1 million and $10.1 million, respectively. Trade receivables are also recorded net of allowances for sales deductions under the scope of ASC 606, Revenue from Contracts with Customers.
As a result of Dole’s robust credit monitoring practices, the industry in which it operates and the nature of its customer base, the credit losses associated with trade receivables have been historically insignificant in comparison to annual net revenue. The allowance for credit losses on trade receivables is measured on a collective pool basis, when the Company believes similar risk characteristics exist among customers. For Dole, similar risk characteristics may include geographic region, type of customer or market conditions, among other factors. Trade receivables that do not share similar risk characteristics are evaluated on a case-by-case basis. Dole estimates expected credit losses based on ongoing monitoring of customer credit, macroeconomic indicators and historical credit losses based on customer and geographic region.
A rollforward of the allowance for credit losses for trade receivables was as follows:

Amount
(U.S. Dollars in thousands)
Balance as of December 31, 2019	$(5,661)
Acquisitions	(157)
Additional provisions in the period	(5,468)
Write-offs	1,976
Foreign exchange impact	(812)
Balance as of December 31, 2020	(10,122)
Acquisitions	(13,581)
Additional provisions in the period	(2,783)
Disposals	216
Write-offs	1,776
Recoveries of amounts previously reserved	2,114
Balance sheet reclassifications	(389)
Foreign exchange impact	705
Balance as of December 31, 2021	$(22,064)
Non-Recourse Trade Receivables Financing
Dole manages the credit risk of a portion of its trade receivables and working capital through the use of third party non-recourse trade receivables arrangements with a total facility amount of $108.5 million as of December 31, 2021 and $115.3 million as of December 31, 2020. Under the terms of these arrangements, the Company has transferred the rights and substantially all of the credit risk of the trade receivables which are subject to these agreements, and, as such, the transfers are accounted for as sales. The Company has surrendered control of all transferred receivables but, for ease of administration, collects payments related to the receivables and remits those payments to the financial institution.
During the years ended December 31, 2021, December 31, 2020 and December 31, 2019, the Company sold $1.3 billion, $1.1 billion and $0.8 billion, respectively, of trade accounts receivables under these programs, and the costs of factoring such receivables were not material.
As of December 31, 2021 and December 31, 2020, trade receivables amounting to $54.8 million and $57.6 million, respectively, have been derecognized.
Grower Advances
The Company makes both cash advances and material advances to third-party growers for various production needs on the farms, including labor, fertilization, irrigation, pruning and harvesting costs. Some of these advances are secured by collateral owned by the growers.
Grower advances are categorized as either working capital advances or term advances. Working capital advances are made during a normal growing cycle for operating costs and for other subsistence allowances to the farmers. These advances are short-term in nature and are intended to be repaid with excess cash proceeds from the current crop harvest. Short-term grower loans and advances, whether secured or unsecured, are classified as grower advance receivables, net, in the consolidated balance sheets.
Term advances are made to allow the grower to make capital improvements to the land or prepare it for development. These advances are long-term in nature and may or may not bear interest. Accrued interest on these arrangements has not historically been significant to the financial statements. These advances usually do not have defined repayment terms but are payable over the term of the supply agreement with excess cash proceeds from the crop harvest, after payment of any outstanding working capital advances. The term of the supply agreement is generally five to ten years. Term advances are classified as other assets in the consolidated balance sheets.
The following table summarizes growers advances as of December 31, 2021 and December 31, 2020 based on their credit risk profile:

	December 31, 2021		December 31, 2020
	Short-Term	Long-Term	Short-Term	Long-Term

	(U.S. Dollars in thousands)
Secured gross advances to growers and suppliers	$49,919	$11,456	$22,678	$4,935
Allowance for secured advances to growers and suppliers	(5,512)	(1,735)	(3,732)	(1,032)
Unsecured gross advances to growers and suppliers	32,037	1,358	1,865	1,197
Allowance for unsecured advances to growers and suppliers	(4,094)	(742)	(1,865)	(1,197)
Net advances to growers and suppliers	$72,350	$10,337	$18,946	$3,903
Of the $82.7 million and $22.8 million of net advances to growers and suppliers as of December 31, 2021 and December 31, 2020, $7.0 million and $1.0 million, net, respectively, was considered past due.
Dole monitors the collectability of grower advances through periodic review of financial information received from growers. The allowance for credit losses for grower advances is monitored by management on a case-by-case basis considering historical credit loss information for the grower, the timing of the growing season and expected yields, the fair value of the collateral, macroeconomic indicators, weather conditions and other miscellaneous contributing factors. Dole generally considers an advance to a grower to be past due when the advance is not fully recovered by the excess cash proceeds on the current year crop harvest, or the advance is not repaid by the excess cash proceeds by the end of the supply term agreement.
A rollforward of the allowance for expected credit losses related to grower advances was as follows:

Amount
(U.S. Dollars in thousands)
Balance as of December 31, 2019	$(6,175)
Additional provisions in the period	(2,441)
Write-offs	385
Balance sheet reclassifications	566
Foreign exchange impact	(162)
Balance as of December 31, 2020	(7,827)
Acquisitions	(3,785)
Disposals	431
Additional provisions in the period	(1,970)
Recoveries of amounts previously reserved	177
Write-offs	720
Balance sheet reclassifications	13
Foreign exchange impact	158
Balance as of December 31, 2021	$(12,083)
Other Receivables
Other receivables primarily comprise receivables from government and tax authorities and non-trade receivables from customers, suppliers or other third parties. Based on the nature of these agreements, the timing of collections is dependent on many factors, including government legislation and the timing of settlement of the contract or arrangement. Historical write-offs related to these receivables are not significant.
Current and non-current balances of other receivables are included in other receivables, net and other assets, respectively, in the consolidated balance sheets. The allowance for credit losses for other receivables is determined by individual receivable based on the repayment profiles of individual receivables over a three year period and the corresponding historical credit losses that have been experienced in this period. The historical loss rates are adjusted to reflect current and forward-looking information available related to the ability of the third party debtor to repay the balance.
A rollforward of the allowance for expected credit losses related to other receivables was as follows:

Amount
(U.S. Dollars in thousands)
Balance as of December 31, 2019	$(137)
Additional provisions in the period	(304)
Write-offs	5
Balance sheet reclassifications	(138)
Foreign exchange impact	(47)
Balance as of December 31, 2020	(621)
Acquisitions	(23,931)
Additional provisions in the period	(1,415)
Recoveries of amounts previously reserved	761
Write-offs	503
Balance sheet reclassifications	316
Foreign exchange impact	196
Balance as of December 31, 2021	$(24,191)